Headcount	12 Months Ended
Dec. 31, 2020
Number And Average Number Of Employees [Abstract]
Headcount

36.   HEADCOUNT

The Group personnel, including that of subsidiaries in the five Latin American countries where the Group operates, is distributed as follows as of December 31, 2020 and 2019:

	12-31-2020
	Managers	Professionals
	and key	and	Staff and
Country	executives	Technicians	others	Total
Chile	8	39	4	51
Argentina	35	1,850	2,179	4,064
Brazil	51	5,726	3,746	9,523
Peru	35	908	—	943
Colombia	39	2,111	—	2,150
Total	168	10,634	5,929	16,731
Average	170	10,679	6,120	16,969

	12-31-2019
	Managers	Professionals
	and key	and	Staff and
Country	executives	Technicians	others	Total
Chile	1	48	4	53
Argentina	20	1,858	2,208	4,086
Brazil	53	5,947	4,124	10,124
Peru	38	888	—	926
Colombia	39	2,065	2	2,106
Total	151	10,806	6,338	17,295
Average	156	10,242	7,273	17,671